Goodwill and Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Amounts Related to Goodwil

Amounts related to goodwill as of September 30, 2020 and December 31, 2019 are as follows:

	Assessment, Permitting and Response	Measurement and Analysis	Remediation and Reuse	Total
Balance as of December 31, 2019	$15,173	$68,628	$43,257	$127,058
Goodwill acquired during the period	146,625	426	200	147,251

Balance as of September 30, 2020	$161,798	$69,054	$43,457	$274,309

Amounts related to goodwill as of December 31, 2019 and 2018 are as follows:

	Assessment, Permitting and Response	Measurements and Analysis	Remediation and Reuse	Total
Balance as of January 1, 2018	$—	$44,123	$21,695	$65,818
Goodwill acquired during the year	15,173	4,340	5,167	24,680

Balance as of December 31, 2018	15,173	48,463	26,862	90,498
Goodwill acquired during the year		20,165	16,395	36,560

Balance as of December 31, 2019	$15,173	$68,628	$43,257	$127,058

Schedule of Amounts Related to Finite-Lived Intangible Assets

Amounts related to finite-lived intangible assets as of September 30, 2020 and December 31, 2019 are as follows:

September 30, 2020	Estimated Useful Life	Gross Balance	Accumulated Amortization	Total Intangible Assets—Net
Finite lived intangible assets
Customer relationships	7–15 years	$164,782	$49,068	$115,714
Covenants not to compete	4–5 years	29,942	20,444	9,498
Trade names	1–5 years	16,938	12,196	4,742
Proprietary software	3-5 years	20,808	4,915	15,893
Patent	16 years	17,479	1,125	16,354

Total other intangible assets—net		$249,949	$87,748	$162,201

December 31, 2019	Estimated Useful Life	Gross Balance	Accumulated Amortization	Total Intangible Assets—Net
Finite lived intangible assets
Customer relationships	7–10 years	$108,782	$36,700	$72,082
Covenants not to compete	4–5 years	25,832	17,572	8,260
Trade names	1–5 years	12,738	10,230	2,508
Proprietary software	3 years	3,885	1,359	2,526
Patent	16 years	17,479	306	17,173

Total other intangible assets—net		$168,716	$66,167	$102,549

Amounts related to finite-lived intangible assets as of December 31, 2019 and 2018 are as follows:

2019	Estimated Useful Life	Gross Balance	Accumulated Amortization	Total Intangible Assets—Net
Finite lived intangible assets
Customer relationships	7–10 years	$108,782	$36,700	$72,082
Covenants not to compete	4–5 years	25,832	17,572	8,260
Trade names	1–5 years	12,738	10,230	2,508
Proprietary software	3 years	3,885	1,359	2,526
Patent	16 years	17,479	306	17,173

Total other intangible assets—net		$168,716	$66,167	$102,549

2018	Estimated Useful Life	Gross Balance	Accumulated Amortization	Total Intangible Assets—Net
Finite lived intangible assets
Customer relationships	7–10 years	$82,176	$23,932	$58,244
Covenants not to compete	4–5 years	20,390	13,785	6,605
Trade names	1–5 years	11,072	8,282	2,790
Proprietary software	3 years	1,303	379	924

Total other intangible assets—net		$114,941	$46,378	$68,563

Schedule of Future Amortization Expense

Future amortization expense is estimated to be as follows for each of the five following years and thereafter:

December 31,
2020 (remaining)	$7,543
2021	28,140
2022	24,053
2023	20,073
2024	16,951
Thereafter	65,441

$162,201

Future amortization expense is estimated to be as follows for each of the five following years and thereafter ending December 31, 2019:

2020	$21,473
2021	18,895
2022	14,810
2023	12,025
2024	9,357
Thereafter	25,989

$102,549